SELECTED STATEMENTS OF OPERATIONS DATA (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest	$ 525	$ 784	$ 657
Foreign currency translation	309	191	556
Derivatives gains	0	849	230
Financial Income Total	834	1,824	1,443
Financial expenses:
Foreign currency translation, bank charges and other	1,990	1,021	1,123
Interest	1,688	270	157
Derivatives losses	166	0	0
Financial Expenses Loss	(3,844)	(1,291)	(1,280)
Financial income (expense), net	$ (3,010)	$ 533	$ 163